Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Due from related parties	$ 14,359	$ 20,637
Accrued liabilities	7,148	4,955
Due to related parties	11,265	21,828
Related parties
Due from related parties	14,359	20,637
Accrued liabilities	769	1,059
Due to related parties	$ 11,265	$ 21,828